INCOME TAXES (Corporate Tax Rate) (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Applicable Tax Rates [Line Items]
Tax rate for Israeli corporate	26.50%	26.50%	25.00%	25.00%